Prospectus supplement dated August 6, 2014
to the following prospectus(es):
BOA IV, BOA America's VISION Annuity, M&T All American (M&T Variable Annuity Portfolio), BOA America's Future Annuity, BOA America's Exclusive Annuity II, BOA V, and NLIC Options Premier prospectus dated May 1, 2014
BOA Choice Venue Annuity, and Paine Webber Choice Annuity, prospectus dated May 1, 2013
BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, and BOA ChoiceLife Protection prospectus dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, BOA MSPVL, BOA MSPVL II, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Survivor Options Premier (NLIC and NLAIC), and Survivor Options Elite (NLIC) prospectus dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The prospectus offers the following underlying mutual funds as investment options under the contract. The prospectus has been corrected to reflect updated information for these investment options as indicated below:
UNDERLYING MUTUAL FUND	UPDATED INFORMATION
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund	Sub-advisor: BlackRock Investment Management, LLC
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund	Sub-advisor: Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund	Sub-advisor: Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund	Sub-advisor: Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund	Sub-advisor: Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund	Sub-advisor: Morgan Stanley Investment Management Inc.; Neuberger Berman Management LLC; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
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